Ordinary Shares (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Vote shares	Dec. 31, 2023 USD ($) shares	Feb. 21, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)			468,556,155	467,504,155
Ordinary shares outstanding (in shares)			373,336,531	368,808,703
Common Class A
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)			392,376,217	391,324,217
Ordinary shares outstanding (in shares)			297,156,593	292,628,765
Number of shares issued in transaction (in shares)		102,500,000
Number of votes per share | Vote			1
Stock repurchased during period value | $			$ 10,900,000	$ 62,400,000
Shares repurchased during period (in shares)			16,800,000	78,000,000
Common Class A | Maximum
Subsidiary, Sale of Stock [Line Items]
Share repurchase program, authorized amount | $					$ 200,000,000
Common Class B
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)			76,179,938	76,179,938
Ordinary shares outstanding (in shares)			76,179,938	76,179,938
Conversion of stock, shares issued (in shares)		76,179,938
Number of votes per share | Vote			20
ADS Shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares		$ 20
Shares repurchased during period (in shares)			4,200,000	19,500,000
IPO
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering | $		$ 483,600,000
IPO | ADS Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)		20,125,000
Over-Allotment Option | ADS Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)		2,625,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering | $	$ 250,000,000
Private Placement | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)	20,000,000	22,000,000